Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,749,999.72
Previously Paid Amount	0.00
Total Fee Amount	500.25
Total Offset Amount	0.00
Net Fee	$ 500.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A